Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 1,822,000	$ 4,901,000	$ 18,290,000
Restricted cash	1,217,000	1,167,000
Prepaid expenses and other current assets	3,390,000	793,000	658,000
Total current assets	6,429,000	6,861,000	18,948,000
Property and equipment, net	1,737,000	1,836,000	1,663,000
Restricted cash	75,000	326,000	529,000
TOTAL ASSETS	8,241,000	9,023,000	21,140,000
CURRENT LIABILITIES:
Accounts payable	1,858,000	522,000	697,000
Accrued and other current liabilities	5,185,000	2,194,000	1,826,000
Notes payable	5,530,000	5,678,000	365,000
Total current liabilities	12,573,000	8,394,000	2,888,000
Notes payable	11,000	19,000	463,000
Other non-current liabilities	3,399,000	2,258,000
Customer deposits		2,258,000	2,207,000
Derivative liabilities	211,747,000	22,911,000	11,379,000
Warrant liabilities	22,860,000	3,329,000	1,989,000
Total liabilities	250,590,000	36,911,000	18,926,000
COMMITMENTS AND CONTINGENCIES
REDEEMABLE CONVERTIBLE PREFERRED STOCK:
Redeemable convertible preferred stock	64,257,000	34,372,000	34,372,000
STOCKHOLDERS' DEFICIT:
Common stock, value	1,000	1,000	1,000
Common stock warrants	153,000	153,000	153,000
Additional paid-in capital	2,093,000	1,079,000	762,000
Accumulated deficit	(308,853,000)	(63,493,000)	(33,074,000)
Total stockholders' deficit	(306,606,000)	(62,260,000)	(32,158,000)
TOTAL LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	8,241,000	9,023,000	$ 21,140,000
ACON S2 Acquisition Corp [Member]
CURRENT ASSETS:
Cash	27,591	470,073
Prepaid expenses	224,477	215,972
Total current assets	252,068	686,045
Other assets	40,742	136,991
Investments held in Trust Account	250,011,922	250,004,454
TOTAL ASSETS	250,304,732	250,827,490
CURRENT LIABILITIES:
Accounts payable	334,062	0
Accrued expenses	97,970	99,107
Accrued expenses—related party	100,000	40,000
Total current liabilities	532,032	139,107
Derivative liabilities		21,354,400
Deferred underwriting commissions	8,750,000	8,750,000
Derivative warrant liabilities	17,984,360	21,354,400
Total liabilities	27,266,392	30,243,507
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT:
Preference shares	0	0
Additional paid-in capital	6,784,542	8,293,299
Accumulated deficit	(1,785,477)	(3,294,265)
Total stockholders' deficit	5,000,010	5,000,003
TOTAL LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	250,304,732	250,827,490
ACON S2 Acquisition Corp [Member] | Class A ordinary shares
CURRENT LIABILITIES:
Class A ordinary shares subject to possible redemption	218,038,330	215,583,980
STOCKHOLDERS' DEFICIT:
Common stock, value	320	344
Total stockholders' deficit	320	344
ACON S2 Acquisition Corp [Member] | Class B ordinary shares
STOCKHOLDERS' DEFICIT:
Common stock, value	625	625
Total stockholders' deficit	$ 625	$ 625